EQUITY INVESTMENT (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended		9 Months Ended
	Jun. 30, 2026	May 31, 2026	Apr. 30, 2026	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Related Party Transaction [Line Items]
Aggregate proceeds				$ 0	$ 0	$ 4,493	$ 0
Unrelated third party [Member]
Related Party Transaction [Line Items]
Realized gain			$ 4,300
Aggregate proceeds	$ 4,500	$ 4,500